Business Combinations, Goodwill and Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Carrying Value of Equity and Percentage of Fair Value in Excess of Carrying Value

The following table summarizes our goodwill, accumulated impairments and net goodwill for our reporting units and reportable segments.

	As of December 31, 2017			As of December 31, 2016
(Dollars in millions)	Gross	Accumulated Impairments and Other Adjustments(1)	Net	Gross	Accumulated Impairments and Other Adjustments(1)	Net
FFELP Loans reportable segment	$194	$(4)	$190	$194	$(4)	$190
Private Education Loans reportable segment:
Private Education Loans	147	(41)	106	147	(41)	106
Earnest	87	—	87	—	—	—
Total Private Education Loans reportable segment(1)	234	(41)	193	147	(41)	106
Business Services reportable segment:
Servicing	50	—	50	50	—	50
Asset Recovery — Contingency	136	(136)	—	136	(136)	—
Asset Recovery — Gila	160	—	160	97	—	97
Asset Recovery — Xtend Healthcare	108	—	108	102	—	102
Total Business Services reportable segment	454	(136)	318	385	(136)	249
Total	$882	$(181)	$701	$726	$(181)	$545

(1)

In conjunction with our Separation from SLM BankCo in 2014, we removed $41 million of goodwill from our balance sheet as required under ASC 350, “Intangibles — Goodwill and Other.” This goodwill was allocated to the consumer banking business retained by SLM BankCo based on relative fair value.

Acquired Intangible Assets

Acquired intangible assets include the following:

	As of December 31, 2017			As of December 31, 2016
(Dollars in millions)	Cost Basis(1)	Accumulated Impairment and Amortization(1)	Net	Cost Basis(1)	Accumulated Impairment and Amortization(1)	Net
Customer, services and lending relationships	$292	$(234)	$58	$292	$(219)	$73
Favorable lease	1	—	1	1	—	1
Non-competes	2	(2)	—	2	(2)	—
Software and technology	104	(85)	19	101	(82)	19
Trade names and trademarks(2)	48	(18)	30	44	(13)	31
Total acquired intangible assets	$447	$(339)	$108	$440	$(316)	$124

(1)

Accumulated impairment and amortization includes impairment amounts only if the acquired intangible asset has been deemed partially impaired. When an acquired intangible asset is considered fully impaired and no longer in use, the cost basis and any accumulated amortization related to the asset is written off.

(2)	During 2016 we reclassified certain trade names from indefinite life to definite life intangible assets and began to amortize these assets over their expected benefit period.